Income Taxes	12 Months Ended
Jun. 30, 2021
Income taxes [Abstract]
Income Taxes	Income Taxes

Accounting Policy

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive (loss) income or equity.

Current tax assets and liabilities

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period. Current tax assets arise when the amount paid for taxes exceeds the amount due for the current and prior periods.

Deferred tax assets and liabilities

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted at the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Significant estimates are required in determining the Company’s provision for income taxes and uncertain tax positions. Some of these estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the Company’s future effective tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, results of tax audits by tax authorities, future levels of research and development spending, changes in estimates related to repatriation of undistributed earnings of foreign subsidiaries, and changes in overall levels of pre-tax earnings. The realization of the Company’s deferred tax assets is primarily dependent on whether the Company is able to generate sufficient capital gains and taxable income prior to expiration of any loss carry forward balance. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment with regard to management’s assessment of the long-range forecast of future taxable income and the evaluation of tax planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2020 – 27.0%) to loss before income tax for the following reasons:

		Recasted - Note 2(h)
	June 30, 2021	June 30, 2020
	$	$
Loss from operations before taxes and discontinued operations	(699,798)	(3,339,734)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery from operations before taxes and discontinued operations	(188,945)	(901,728)
Change in estimates from prior year	1,054	(115)
Foreign exchange	1,464	(373)
Non-deductible expenses	6,629	19,996
Non-deducible (non-taxable) portion of capital items	2,678	20,839
Non-deducible loss on conversion of debt	—	46,598
Goodwill and other impairment items	326	659,980
Tax impact on divestitures	6,295	(5,170)
Difference in statutory tax rate	14,755	13,929
Effect of change in tax rates	55	967
Changes in deferred tax benefits not recognized	149,368	62,842
Income tax recovery from continuing operations	(6,321)	(82,235)
(1)Excludes tax expense from discontinued operations of nil (June 30, 2020 - $0.8 million) and the tax expense from the loss on the sale of the discontinued operation of nil (June 30, 2020 - nil). These amounts are included in net loss from discontinued operations, net of tax on the statement of comprehensive loss.

On June 30, 2020, the Alberta provincial government announced as part of the Alberta Recovery Plan, the province's Job Creation Tax Cut program will be accelerated in order to decrease the Alberta general corporation income tax rate on businesses from 12% to 8% effective July 1, 2020. Previously the Alberta provincial government announced on May 28, 2019 under Alberta Bill 3 to decrease the general corporate rate from 12% to 11% effective July 1, 2019, with a further 1% rate reduction each and every year on January 1 until the general corporate tax rate is 8% on January 1, 2022. Deferred tax assets and liabilities have been remeasured accordingly for the fiscal year ended June 30, 2020.

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of asset and liabilities for financial reporting purposes and their tax values. Movements in deferred tax assets (liabilities) at June 30, 2021 and 2020 are comprised of the following:

	Recasted Note 2(h) Balance, June 30, 2020	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, June 30, 2021
	$	$	$	$	$
Deferred tax assets
Non-capital losses	125,008	(14,508)	(415)	(8,691)	101,394
Capital losses	501	(50)	—	—	451
Finance costs	9,689	(14,985)	—	6,109	813
Investment tax credit	569	902	—	—	1,471
Derivatives	420	314	—	—	734
Leases	13,075	1,892	(30)	—	14,937
Total deferred tax assets	149,262	(26,435)	(445)	(2,582)	119,800

Deferred tax liabilities
Convertible debenture	(33,787)	12,851	—	—	(20,936)
Investment in associates	—	1,409	—	—	1,409
Derivatives	—	(393)	—	—	(393)
Intangible assets	(90,952)	11,830	222	—	(78,900)
Property, plant and equipment	(7,118)	(8,355)	234	—	(15,239)
Inventory	(18,306)	10,042	(32)	—	(8,296)
Biological assets	(2,496)	(411)	7	—	(2,900)
Others	(549)	6,004	—	—	5,455
Total deferred tax liabilities	(153,208)	32,977	431	—	(119,800)

Net deferred tax liabilities	(3,946)	6,542	(14)	(2,582)	—

	Balance, June 30, 2019	Discontinued operations	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Recasted Note 2(h) Balance, June 30, 2020
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	44,303	(1,319)	81,943	81	—	125,008
Capital losses	—	—	501	—	—	501
Finance costs	11,545	—	(4,087)	—	2,231	9,689
Investment tax credit	728	—	(159)	—	—	569
Property, plant and equipment	13,701	114	(13,815)	—	—	—
Derivatives	37,462	—	(37,042)	—	—	420
Leases	—	—	13,050	25	—	13,075
Others	9,470	—	(9,470)	—	—	—
Total deferred tax assets	117,209	(1,205)	30,921	106	2,231	149,262

Deferred tax liabilities
Convertible debenture	(47,089)	—	11,599	—	1,703	(33,787)
Marketable securities	(6,141)	—	4,916	624	601	—
Investment in associates	(4,409)	—	4,409	—	—	—
Intangible assets	(129,562)	—	38,807	(197)	—	(90,952)
Property, plant and equipment	—	—	(7,100)	(18)	—	(7,118)
Inventory	(15,008)	—	(3,298)	—	—	(18,306)
Biological assets	(4,345)	—	1,849	—	—	(2,496)
Others	—	—	(549)	—	—	(549)
Total deferred tax liabilities	(206,554)	—	50,633	409	2,304	(153,208)

Net deferred tax assets (liabilities)	(89,345)	(1,205)	81,554	515	4,535	(3,946)

Deferred tax assets (liabilities) as presented in the Consolidated Statements of Financial Position are as follows:

	June 30, 2021	Recasted Note 2(h) June 30, 2020
	$	$
Deferred tax assets	—	21,974
Deferred tax liabilities	—	(25,920)
Net deferred tax assets (liabilities)	—	(3,946)

Deferred tax assets not recognized in respect of deductible temporary differences, unused tax losses, and tax credits are as follows:

	June 30, 2021	Recasted Note 2(h) June 30, 2020
	$	$
Non-capital losses carried forward	570,195	223,339
Investment in associates	—	33,629
Capital losses	132,456	131,295
Property, plant, and equipment	359,455	154,523
Intangible assets	11,701	3,668
Goodwill	33,764	—
Marketable Securities	28,323	23,792
Investment tax credits	5,028	5,034
Derivatives	—	2,860
Capital lease obligations	2,462	5,408
Other	55,537	6,198
	1,198,921	589,746
The Company has income tax loss carryforwards of approximately $881.5 million (June 30, 2020 – $595.7 million) which are predominately from Canada and if unused, will expire between 2022 to 2041.